BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
ASSETS:
Fixed maturities available for sale, at fair value (amortized cost $898 and $850)	$ 906	$ 878
Policy loans	159	151
Other invested assets	89	90
Total investments	1,154	1,119
Cash and cash equivalents	176	47
Amounts due from reinsurers	1,299	1,336
Deferred policy acquisition costs	364	292
Value of business acquired	9	7
Deferred cost of reinsurance	63	71
Current and deferred income tax receivables	1	0
Other assets	15	18
Separate Accounts’ assets	1,701	1,810
Total Assets	4,782	4,700
LIABILITIES
Policyholders’ account balances	2,158	1,919
Future policy benefits and other policyholders liabilities	389	389
Current and deferred income taxes	0	19
Other liabilities	60	63
Separate Accounts’ liabilities	1,701	1,810
Total liabilities	$ 4,308	$ 4,200
Commitments and contingent liabilities
SHAREHOLDER’S EQUITY
Common stock, $1.00 par value, 5.0 million shares authorized, 2.5 million issued and outstanding	$ 2	$ 2
Capital in excess of par value	320	317
Retained earnings	147	164
Accumulated other comprehensive income (loss)	5	17
Total shareholder's equity	474	500
Total Liabilities and Shareholder’s Equity	$ 4,782	$ 4,700